Employee share schemes - Number and weighted exercise price of share options (Details) - £ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average market price on exercise during the year	£ 3.69	£ 3.5
Weighted average remaining contractual life	1 year 4 months 24 days	1 year 6 months
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 2.27	£ 2.27
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 3	£ 3